UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-01311
                                                   ------------

                             The GAMCO Mathers Fund
                 ---------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
              ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
              ---------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: March 31, 2007
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                               GAMCO MATHERS FUND

                              FIRST QUARTER REPORT
                                 MARCH 31, 2007

To Our Shareholders,

      The Sarbanes-Oxley Act's corporate governance regulations require a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification covers the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements.

      Rather than ask our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts only, we separated their commentary from the financial statements and investment portfolio and sent it to you separately to ensure that its content is complete and unrestricted. Both the commentary and the financial statements, including the portfolio of investments, are also available on our website at www.gabelli.com/funds.

      We trust that you understand that our approach is an unintended consequence of the ever-increasing regulatory requirements affecting public companies generally. We hope the specific certification requirements of these regulations will be modified as they relate to mutual funds, since investment companies have different corporate structures and objectives than other public companies.

                                                     Sincerely yours,


                                                     /s/ Bruce N. Alpert

                                                     Bruce N. Alpert
                                                     Executive Vice President
May 21, 2007

GAMCO MATHERS FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
================================================================================

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------

            COMMON STOCKS -- 11.4%
            BUSINESS SERVICES -- 0.9%
     4,000  The Brink's Co.....................  $   253,800
                                                 -----------
            CABLE AND SATELLITE -- 1.5%
    15,000  Cablevision Systems Corp., Cl. A+..      456,450
                                                 -----------
            DIVERSIFIED INDUSTRIAL -- 0.9%
    20,000  Mueller Water Products Inc., Cl. A.      276,200
                                                 -----------
            ENERGY AND UTILITIES: NATURAL GAS -- 0.9%
    30,000  Dynegy Inc., Cl. A+................      277,800
                                                 -----------
            ENVIRONMENTAL SERVICES -- 3.0%
     3,000  Veolia Environnement, ADR..........      222,960
    20,000  Waste Management Inc...............      688,200
                                                 -----------
                                                     911,160
                                                 -----------
            FOOD AND BEVERAGE -- 1.0%
    10,000  Hain Celestial Group Inc.+.........      300,700
                                                 -----------
            HEALTH CARE -- 3.2%
    10,000  Abbott Laboratories................      558,000
     8,000  Baxter International Inc...........      421,360
                                                 -----------
                                                     979,360
                                                 -----------
            TOTAL COMMON STOCKS................    3,455,470
                                                 -----------

  PRINCIPAL
   AMOUNT
  --------
            SHORT-TERM OBLIGATIONS -- 88.6%
            REPURCHASE AGREEMENTS -- 5.2%
$ 1,600,083 State Street Bank & Trust Co.,
              4.750%, dated 03/30/07,
              due 04/02/07, proceeds at maturity,
              $1,600,716 (a)...................    1,600,083
                                                 -----------
            U.S. TREASURY BILLS -- 83.4%
 25,500,000 U.S. Treasury Bill,
              5.059%++, 05/10/07 (b)...........   25,359,608
                                                 -----------
            TOTAL SHORT-TERM OBLIGATIONS.......   26,959,691
                                                 -----------
            TOTAL INVESTMENTS -- 100.0%
              (Cost $29,776,657)...............  $30,415,161
                                                 ===========

----------------
            Aggregate book cost................  $29,776,657
                                                 ===========
            Gross unrealized appreciation......  $   650,402
            Gross unrealized depreciation......      (11,898)
                                                 -----------
            Net unrealized appreciation
              (depreciation) ..................  $   638,504
                                                 ===========

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------

            SECURITIES SOLD SHORT -- (13.5)%
            COMMON STOCKS SOLD SHORT -- (13.5)%
            AUTOMOTIVE -- (1.0)%
    20,000  Ford Motor Co......................  $   157,800
     5,000  General Motors Corp................      153,200
                                                 -----------
                                                     311,000
                                                 -----------
            ENTERTAINMENT -- (2.3)%
     5,000  Carnival Corp......................      234,300
     5,000  Polaris Industries Inc.............      239,900
     5,000  Royal Caribbean Cruises Ltd........      210,800
                                                 -----------
                                                     685,000
                                                 -----------
            EQUIPMENT -- (0.5)%
     2,000  Black & Decker Corp................      163,240
                                                 ----------
            EXCHANGE TRADED FUNDS -- (3.9)%
     5,000  Energy Select Sector SPDR Fund.....      300,600
     5,000  iShares Russell 2000 Index.........      397,250
     5,000  iShares S&P SmallCap 600 Index.....      339,350
     1,000  MidCap SPDR Trust, Ser. 1..........      154,570
                                                 -----------
                                                   1,191,770
                                                 -----------
            HOME FURNISHINGS -- (1.6)%
    10,000  Ethan Allen Interiors Inc..........      353,400
    10,000  La-Z-Boy Inc.......................      123,800
                                                 -----------
                                                     477,200
                                                 -----------
            METALS AND MINING -- (0.4)%
     5,000  AK Steel Holding Corp.+............      116,950
                                                 ----------
            RESTAURANTS -- (0.4)%
     5,000  The Cheesecake Factory Inc.........      133,250
                                                 -----------
            RETAIL -- (3.4)%
     5,000  Amazon.com Inc.....................      198,950
     5,000  Starbucks Corp.....................      156,800
     5,000  The Home Depot Inc.................      183,700
     5,000  Wal-Mart Stores Inc................      234,750
    10,000  Zale Corp..........................      263,800
                                                 -----------
                                                   1,038,000
                                                 -----------
            TOTAL SECURITIES SOLD SHORT
              (Total proceeds $4,348,458)......  $ 4,116,410
                                                 ===========
----------------
            Aggregate proceeds.................  $ 4,348,458
                                                 ===========
            Gross unrealized appreciation......  $   254,628
            Gross unrealized depreciation......      (22,580)
                                                 -----------
            Net unrealized appreciation
              (depreciation) ..................  $   232,048
                                                 ===========
----------------
(a) Collateralized by $1,205,000 U.S. Treasury Bond, 8.000%, due 11/15/21, market value $1,634,281.
(b) At March 31, 2007, $23,000,000 of the principal amount was pledged as collateral for securities sold short.
+    Non-income producing security.
++   Represents annualized yield at date of purchase.
ADR  American Depository Receipt
SPDR Standard & Poor's Depository Receipts

               See accompanying notes to schedule of investments.

GAMCO MATHERS FUND
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)
================================================================================
1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

2. TAX INFORMATION. At December 31, 2006, the Fund had net capital loss carryforwards for Federal income tax purposes of $14,477,736, which are available to reduce future required distributions of net capital gains to shareholders. $12,430,175 is available through 2010; $670,201 is available through 2011; $280,466 is available through 2012; and $1,096,894 is available through 2014.

                               GAMCO MATHERS FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                          800-GABELLI after 6:00 P.M.

                                BOARD OF TRUSTEES

Mario J. Gabelli, CFA                             Anthony R. Pustorino
CHAIRMAN AND CHIEF                                CERTIFIED PUBLIC ACCOUNTANT,
EXECUTIVE OFFICER                                 PROFESSOR EMERITUS
GAMCO INVESTORS, INC.                             PACE UNIVERSITY

E. Val Cerutti                                    Werner J. Roeder, MD
CHIEF EXECUTIVE OFFICER                           MEDICAL DIRECTOR
CERUTTI CONSULTANTS, INC.                         LAWRENCE HOSPITAL

Anthony J. Colavita                               Henry G. Van der Eb, CFA
ATTORNEY-AT-LAW                                   PRESIDENT AND CHIEF
ANTHONY J. COLAVITA, P.C.                         EXECUTIVE OFFICER
                                                  GAMCO MATHERS FUND
Vincent D. Enright
FORMER SENIOR VICE PRESIDENT                      Anthonie C. van Ekris
AND CHIEF FINANCIAL OFFICER                       CHAIRMAN
KEYSPAN ENERGY CORP.                              BALMAC INTERNATIONAL, INC.


                         OFFICERS AND PORTFOLIO MANAGER

Henry G. Van der Eb, CFA                          Anne E. Morrissy, CFA
PRESIDENT AND                                     EXECUTIVE VICE PRESIDENT
PORTFOLIO MANAGER
                                                  Heidi M. Koontz
Bruce N. Alpert                                   VICE PRESIDENT
EXECUTIVE VICE PRESIDENT
                                                  Edith L. Cook
Agnes Mullady                                     VICE PRESIDENT
TREASURER
                                                  Peter D. Goldstein
James E. McKee                                    CHIEF COMPLIANCE OFFICER
VICE PRESIDENT
AND SECRETARY

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The GAMCO Mathers Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB1726Q107SR



                                                                           GAMCO




                                        GAMCO
                                        MATHERS
                                        FUND










                                                            FIRST QUARTER REPORT
                                                                  MARCH 31, 2007

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The GAMCO Mathers Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Henry G. Van der Eb
                         -------------------------------------------------------
                           Henry G. Van der Eb, Chief Executive Officer


Date     May 8, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Henry G. Van der Eb
                         -------------------------------------------------------
                           Henry G. Van der Eb, Chief Executive Officer


Date     May 8, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)* /s/ Agnes Mullady
                         -------------------------------------------------------
                          Agnes Mullady, Principal Financial Officer & Treasurer


Date     May 22, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.